                                              Supplement to Prospectus Dated May 1, 2002
                                                  Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                            A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority granted to American Skandia Trust, its investment adviser,  American Skandia Investment  Services,
Incorporated  ("ASISI") has changed  sub-advisors for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap Growth and AST
JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11,  2002,  William  Blair &  Company,  L.L.C.  will  become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas  Growth  portfolio is unchanged.  In connection  with this change,  the
AST Janus  Overseas  Growth  portfolio  will  change its name to "AST  William  Blair  International  Growth."  All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset  Management will become the sub-advisor for the AST Janus Mid-Cap Growth  portfolio.
The  investment  objective of the AST Janus Mid-Cap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST Janus
Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus
Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset  Management  will become the sub-advisor  for the AST JanCap Growth  portfolio.  The investment  objective  of the AST JanCap  Growth  portfolio  is  unchanged.  In  connection  with this  change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                          B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
UNDERLYING PORTFOLIO                                                                            Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                          C. EXPENSE EXAMPLES

-----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                  (amounts shown are rounded to the nearest dollar)
-----------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- ------- -----------------------------------------
                                       If you  surrender  your Annuity at the end of           If you do not  surrender  your  Annuity
                                       the  applicable  time  period,  you would pay           at  the  end  of  the  applicable  time
                                       the   following    expenses   on   a   $1,000           period   or   begin   taking    annuity
                                       investment,  assuming  5%  annual  return  on           payments  at such  time,  you would pay
                                       assets:                                                 the  following  expenses  on  a  $1,000
                                                                                               investment,  assuming 5% annual  return
                                                                                               on assets:
                                       ---------------------------------------------- ------- -----------------------------------------

After:                                                                                 After:
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST William Blair International Growth         102        137       174        294               27         82        139        294
AST Goldman Sachs Mid-Cap Growth               103        140       179        304               28         85        144        304
AST Goldman Sachs Concentrated Growth          100        132       167        280               25         77        132        280
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

Appendix C-1: PSA PRIOR CONTRACT:

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                       ---------------------------------------------- -------- ---------------------------------------
                                       If you surrender  your contract at the end of           If you do not surrender  your contract
                                       the  applicable  time  period,  you would pay           you would pay the  following  expenses
                                       the   following    expenses   on   a   $1,000           on a $1,000  investment,  assuming  5%
                                       investment,  assuming  5%  annual  return  on           annual return on assets:
                                       assets:
                                       ---------------------------------------------- -------- ---------------------------------------

After:                                                                                 After:
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years   10 Years
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST William Blair International Growth          97        132       169        294               27         82        139        294
AST Goldman Sachs Mid-Cap Growth                98        135       174        304               28         85        144        304
AST Goldman Sachs Concentrated Growth           95        128       163        282               25         78        133        282
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

APPENDIX C-2: ALLIANCE CAPITAL NAVIGATOR PRIOR CONTRACT:

---------------------------------------- ---------------------------------------------- ------------------------------------------------
These   Examples   assume  you  do  not          No Optional Benefits Elected                          If you elect GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
Sub-Account:                                 1        3 Years     5 Years    10 Years       1        3 Years      5 Years    10 Years
                                            Year                                           Year
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
AST William Blair International Growth       27          82         139         294         29          89          152         319
AST Goldman Sachs Mid-Cap Growth             28          85         144         304         30          92          157         329
AST Goldman Sachs Concentrated Growth        25          77         132         280         28          85          144         305
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------

---------------------------------------- ---------------------------------------------- ------------------------------------------------
These  Examples  assume  you  surrender          No Optional Benefits Elected                          If you elect GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
Sub-Account:                               1 Year     3 Years     5 Years    10 Years     1 Year     3 Years      5 Years    10 Years
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
AST William Blair International Growth      102         137         174         294        104         142          187         319
AST Goldman Sachs Mid-Cap Growth            103         140         179         304        105         147          192         329
AST Goldman Sachs Concentrated Growth       100         132         167         280        103         139          179         305
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------

APPENDIX D - SALE OF CONTRACTS OUTSIDE OF THE STATE OF NEW YORK:

---------------------------------------- ---------------------------------------------- ------------------------------------------------
These   Examples   assume  you  do  not          No Optional Benefits Elected                          If you elect GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
Sub-Account:                               1 Year     3 Years     5 Years    10 Years     1 Year     3 Years      5 Years    10 Years
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
AST William Blair International Growth       27          82         139         294         29          89          152         319
AST Goldman Sachs Mid-Cap Growth             28          85         144         304         30          92          157         329
AST Goldman Sachs Concentrated Growth        25          78         133         282         28          85          145         307
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------

---------------------------------------- ---------------------------------------------- ------------------------------------------------
These  Examples  assume  you  surrender          No Optional Benefits Elected                          If you elect GRO
your   Annuity   at  the   end  of  the
applicable period or you annuitize
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
Sub-Account:                               1 Year     3 Years     5 Years    10 Years     1 Year     3 Years      5 Years    10 Years
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------
AST William Blair International Growth      102         142         179         294        104         149          192         319
AST Goldman Sachs Mid-Cap Growth            103         145         184         304        105         152          197         329
AST Goldman Sachs Concentrated Growth       100         138         173         282        103         145          185         307
---------------------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ------------ -----------

ASAP - SUPP. (11/11/02)                                                                                                    ASAPROS